Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets	Mar. 31, 2024	Dec. 31, 2023
Manufacturing equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets	3 years	3 years
Developed software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets	5 years	5 years
Furniture & equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets	3 years	3 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets	5 years	5 years
Minimum [Member] | Manufacturing equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets		1 year
Minimum [Member] | Furniture & equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets		3 years
Minimum [Member] | Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets		3 years
Maximum [Member] | Manufacturing equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets		3 years
Maximum [Member] | Furniture & equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets		5 years
Maximum [Member] | Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets		5 years